COMMERCIAL PROPERTY REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disclosure of components of commercial property revenue
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Base rent	$3,613	$3,814	$3,443
Straight-line rent	133	115	116
Lease termination	27	44	55
Other lease income(1)	627	612	623
Other revenue from tenants(2)	997	1,106	806
Total commercial property revenue	$5,397	$5,691	$5,043
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15.

Disclosure of maturity analysis of operating lease payments	Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Less than 1 year	$3,332	$3,191
1-5 years	10,800	11,030
More than 5 years	11,216	12,089
Total	$25,348	$26,310